EMPLOYEE POST-RETIREMENT BENEFITS - Savings, Payments, Future Benefits and Assumptions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other post-retirement benefit plans, Savings Plan and DC Plans
Company's expected funding contributions for savings plan and DC Plans	$ 76
Health care benefits
Assumed average annual rate of increase in the per capita cost of covered health care benefits	6.70%
Percentage level to which average annual rate was assumed to decrease	4.85%
Pension Benefit Plans
DB Plans
Company's expected funding contributions	$ 0
Estimated future benefit payments, which reflect expected future service
2026	223
2027	224
2028	226
2029	228
2030	230
2031 to 2035	$ 1,158
Weighted average actuarial assumptions adopted in measuring the benefit obligations
Discount rate	5.10%	4.90%
Rate of compensation increase	3.05%	3.05%
Weighted average actuarial assumptions adopted in measuring the net benefit plan costs
Discount rate	4.90%	4.75%	5.15%
Expected long-term rate of return on plan assets	6.75%	6.60%	6.45%
Rate of compensation increase	3.05%	3.15%	3.25%
Net benefit cost
Service cost	$ 101	$ 108	$ 93
Other components of net benefit cost
Interest cost	162	160	158
Expected return on plan assets	(250)	(248)	(234)
Amortization of past service cost	0	0	0
Amortization of regulatory asset	0	0	0
Other components of net benefit cost	(88)	(88)	(76)
Net Benefit Cost Recognized	13	20	17
Pre-tax amounts recognized in AOCI
Net loss (gain)	(114)	(24)	71
Pre-tax amounts recognized in OCI
Amortization of net gain (loss) from AOCI to net income	0	6	0
Funded status adjustment	(91)	(101)	33
Total pre-tax amounts recognized in OCI	(91)	$ (95)	$ 33
Other Post-Retirement Benefit Plans
DB Plans
Company's expected funding contributions	8
Estimated future benefit payments, which reflect expected future service
2026	22
2027	22
2028	22
2029	21
2030	21
2031 to 2035	$ 98
Weighted average actuarial assumptions adopted in measuring the benefit obligations
Discount rate	5.45%	5.45%
Rate of compensation increase	0.00%	0.00%
Weighted average actuarial assumptions adopted in measuring the net benefit plan costs
Discount rate	5.45%	5.15%	5.45%
Expected long-term rate of return on plan assets	4.75%	4.50%	4.50%
Rate of compensation increase	0.00%	0.00%	0.00%
Net benefit cost
Service cost	$ 1	$ 1	$ 3
Other components of net benefit cost
Interest cost	15	14	16
Expected return on plan assets	(16)	(14)	(16)
Amortization of past service cost	(2)	0	0
Amortization of regulatory asset	0	(2)	0
Other components of net benefit cost	(3)	(2)	0
Net Benefit Cost Recognized	(2)	(1)	3
Pre-tax amounts recognized in AOCI
Net loss (gain)	(13)	0	6
Pre-tax amounts recognized in OCI
Amortization of net gain (loss) from AOCI to net income	0	0	0
Funded status adjustment	(13)	(6)	(18)
Total pre-tax amounts recognized in OCI	$ (13)	$ (6)	$ (18)